Commitments and Contingencies (Details) $ in Thousands, ₪ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 ILS (₪)	Jul. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)
Commitments and Contingencies [Line Items]
Grants received equal percentage rate				100.00%
Annual alternative interest percentage				0.71513%
Fixed annual interest rate				4.00%
Amounts received aggregate amount										$ 627	$ 1,224
Approved development program								$ 900	₪ 3.1
Financing rate				60.00%
Total cash received from the IIA				$ 288
Except transfer production right				10.00%
Production transferred				10.00%
Pay increased royalties, description				the Company would be required to pay increased royalties, which usually amount to 1% in addition to the standard royalties rate 3%-3.5%, and also the total amount of its liability to the IIA may be increased to between 120% and 300% of the grants received from the IIA, depending on the manufacturing volume that is performed outside Israel (less royalties already paid to IIA).
Marketing grant received				100.00%
Maximum obligation amount				$ 95
Monthly lease payment				$ 5
Lease payment increased	10.00%
SOFR Member
Commitments and Contingencies [Line Items]
Annual interest rate				1.00%
Minimum [Member]
Commitments and Contingencies [Line Items]
Royalties rate				3.00%
Maximum [Member]
Commitments and Contingencies [Line Items]
Royalties rate				3.50%
IIA [Member]
Commitments and Contingencies [Line Items]
Research and development grants				$ 415		$ 289
IMEI [Member]
Commitments and Contingencies [Line Items]
Maximum obligatin amount				2,200
Grants received from the IMEI							$ 95
Sales and marketing deductions						$ 42
Revenues				$ 311
Royalties rate percentage				3.00%
Forecast [Member]
Commitments and Contingencies [Line Items]
Rent payment		$ 20	$ 16
Vehicles [Member] | Lease Agreements [Member]
Commitments and Contingencies [Line Items]
Lease agreements vehicles					5
Lease agreements period					3 years